Disclosure of derivative instruments and hedging activities	9 Months Ended
Sep. 30, 2011
Disclosure of derivative instruments and hedging activities [Abstract]
Disclosure of derivative instruments and hedging activities
4.	Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”). ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts and futures contracts purchased and futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s realized and unrealized gain (loss) on investments in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Gold, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2011 and December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2011	Liability Derivatives at September 30, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$324,150	$—	$324,150

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(238,220)	(238,220)

Futures contracts	Futures contracts purchased & futures contacts sold	2,143,263	(441,050)	1,702,213

Totals		$2,467,413	$(679,270)	$1,788,143

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$224,585	$—	$224,585

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(36,460)	(36,460)

Futures contracts	Futures contracts purchased & futures contacts sold	2,832,921	(349,805)	2,483,116

Totals		$3,057,506	$(386,265)	$2,671,241

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(255,706)	$78,253

Futures contracts	Net realized gain on futures and forward contracts	2,517,520	1,604,142

Total		$2,261,814	$1,682,395

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$92,885	$(102,193)

Futures contracts	Net realized gain (loss) on futures and forward contracts	6,318,130	(780,905)

Total		$6,411,015	$(883,098)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain on futures and forward contracts	$169,428	$200,979

Futures contracts	Net realized gain (loss) on futures and forward contracts	(42,525)	2,084,592

Total		$126,903	$2,285,571

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(196,293)	$257,228

Futures contracts	Net realized gain on futures and forward contracts	563,636	4,491,381

Total		$367,343	$4,748,609

Superfund Gold, L.P. gross and net unrealized gains and losses by long and short positions as of September 30, 2011 and December 31, 2010:

	As of September 30, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$7,126	0.0	*	$(220,873)	(0.7)	$317,024	1.1	$(17,347)	(0.1)	$85,930
Currency	—	—		(63,451)	(0.2)	230,607	0.8	(230)	(0.0)*	166,926
Financial	56,925	0.2		(226,474)	(0.8)	164,922	0.6	(24,979)	(0.1)	(29,606)
Food & Fiber	—	—		(43,277)	(0.1)	278,221	0.9	(1,319)	(0.0)*	233,625
Indices	—	—		(91,888)	(0.3)	48,209	0.2	(64,744)	(0.2)	(108,423)
Metals	12,475	0.0	*	(93,500)	(0.3)	261,655	0.9	—	—	180,630
Livestock	8,140	0.0	*	—	—	—	—	—	—	8,140
Energy	—	—		—	—	1,251,581	4.2	(660)	(0.0)*	1,250,921

Totals	$84,666	0.3		$(739,463)	(2.5)	$2,552,219	8.6	$(109,279)	(0.4)	$1,788,143

*	Due to rounding

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$193,612	0.7	$(14,156)	(0.1)		$30,974	0.1		$(22,305)	(0.1)	$188,125
Currency	484,663	1.8	—	—		53,250	0.2		(19,556)	(0.1)	518,357
Financial	135,655	0.5	(8,118)	(0.0	)*	6,771	0.0	*	(29,115)	(0.1)	105,193
Food & Fiber	195,205	0.7	(955)	(0.0	)*	—	—		—	—	194,250
Indices	207,408	0.8	(93,343)	(0.3)		23,963	0.1		—	—	138,028
Metals	1,715,408	6.4	(6,245)	(0.0	)*	—	—		(354,138)	(1.3)	1,355,025
Livestock	92,610	0.3	(150)	(0.0	)*	—	—		—	—	92,460
Energy	134,619	0.5	(23,836)	(0.1)		—	—		(30,980)	(0.1)	79,803

Totals	$3,159,180	11.7	$(146,803)	(0.5)		$114,958	0.4		$(456,094)	(1.7)	$2,671,241

*	Due to rounding

Superfund Gold, L.P. average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	54	53	$302,988	$304,712

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	783	163
Financial	1,405	390
Food & Fiber	200	77
Indices	453	561
Metals	311	161
Livestock	64	46
Energy	218	489

Totals	3488	1,940

*	Based on quarterly holdings

Superfund Gold, L.P. average* monthly contract volume by market sector as of quarter ended September 30, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	75	59	$269,225	$169,808

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	540	147
Financial	1,041	566
Food & Fiber	161	29
Indices	978	339
Metals	374	28
Livestock	57	8
Energy	187	397

Totals	3,413	1,573

*	Based on quarterly holdings

Superfund Gold, L.P. trading results by market sector:

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(255,706)	$78,253	$(177,453)
Currency	(791,442)	56,094	(735,348)
Financial	2,943,880	(234,568)	2,709,312
Food & Fiber	(406,064)	165,339	(240,725)
Indices	(203,692)	(322,098)	(525,790)
Metals	2,195,727	499,846	2,695,573
Livestock	(211,200)	11,520	(199,680)
Energy	(1,009,689)	1,428,009	418,320

Total net trading gains (losses)	$2,261,814	$1,682,395	$3,944,209

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$92,885	$(102,193)	$(9,308)
Currency	(330,404)	(351,429)	(681,833)
Financial	3,357,654	(134,801)	3,222,853
Food & Fiber	(644,748)	39,374	(605,374)
Indices	(1,129,675)	(246,451)	(1,376,126)
Metals	5,110,059	(1,174,394)	3,935,665
Livestock	(147,690)	(84,320)	(232,010)
Energy	102,934	1,171,116	1,274,050

Total net trading gains (losses)	$6,411,015	$(883,098)	$5,527,917

	For the Three Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$169,428	$200,979	$370,407
Currency	668,052	186,260	854,312
Financial	483,757	(626,380)	(142,623)
Food & Fiber	(112,384)	268,935	156,551
Indices	(339,745)	196,296	(143,449)
Metals	61,277	1,708,278	1,769,555
Livestock	(4,460)	22,470	18,010
Energy	(799,022)	328,733	(470,289)

Total net trading gains (losses)	$126,903	$2,285,571	$2,412,474

	For the Nine Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(196,293)	$257,228	$60,935
Currency	(42,779)	456,914	414,135
Financial	1,987,611	60,865	2,048,476
Food & Fiber	(288,507)	119,919	(168,588)
Indices	(312,319)	(165,925)	(478,244)
Metals	542,622	3,715,421	4,258,043
Livestock	(83,620)	21,500	(62,120)
Energy	(1,239,372)	282,687	(956,685)

Total net trading gains	$367,343	$4,748,609	$5,115,952

Superfund Gold, L.P. - Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2011 and December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2011	Liability Derivatives at September 30, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$162,075	$—	$162,075

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(120,339)	(120,339)

Futures contracts	Futures contracts purchased & futures contacts sold	1,075,785	(276,396)	799,389

Totals		$1,237,860	$(396,735)	$841,125

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$95,755	$—	$95,755

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(13,857)	(13,857)

Futures contracts	Futures contracts purchased & futures contacts sold	1,271,946	(143,844)	1,128,102

Totals		$1,367,701	$(157,701)	$1,210,000

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(132,628)	$37,751

Futures contracts	Net realized gain on futures and forward contracts	1,408,206	774,379

Total		$1,275,578	$812,130

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$26,624	$(40,161)

Futures contracts	Net realized gain (loss) on futures and forward contracts	3,163,955	(328,714)

Total		$3,190,579	$(368,875)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain on futures and forward contracts	$76,378	$90,257

Futures contracts	Net realized gain (loss) on futures and forward contracts	(90,990)	1,105,453

Total		$(14,612)	$1,195,710

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain on futures and forward contracts	$52,845	$83,984

Futures contracts	Net realized gain on futures and forward contracts	239,869	1,975,279

Total		$292,714	$2,059,263

Superfund Gold, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of September 30, 2011 and December 31, 2010:

	As of September 30, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$3,563	0.0	*	$(110,454)	(0.6)	$158,512	0.9	$(9,885)	(0.1)	$41,736
Currency	—	—		(32,138)	(0.2)	115,496	0.6	(230)	(0.0)*	83,128
Financial	33,701	0.2		(121,484)	(0.7)	84,739	0.5	(12,407)	(0.1)	(15,451)
Food & Fiber	—	—		(23,307)	(0.1)	138,372	0.8	(669)	(0.0)*	114,396
Indices	—	—		(45,680)	(0.3)	24,241	0.1	(31,539)	(0.1)	(52,978)
Metals	1,862	0.0	*	(93,500)	(0.5)	129,341	0.7	—	—	37,703
Livestock	4,150	0.0	*	—	—	—	—	—	—	4,150
Energy	—	—		—	—	629,101	3.5	(660)	(0.0)*	628,441

Totals	$43,276	0.2		$(426,563)	(2.4)	$1,279,802	7.1	$(55,390)	(0.3)	$841,125

*	Due to rounding

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$84,142	0.6	$(4,472)	(0.0	)*	$11,613	0.1		$(9,385)	(0.1)	$81,898
Currency	208,888	1.5	—	—		22,631	0.2		(8,381)	(0.1)	223,138
Financial	58,501	0.4	(3,435)	(0.0	)*	1,766	0.0	*	(12,373)	(0.1)	44,459
Food & Fiber	82,217	0.6	(436)	(0.0	)*	—	—		—	—	81,781
Indices	84,851	0.7	(38,227)	(0.3)		9,628	0.1		—	—	56,252
Metals	797,284	5.8	(2,926)	(0.0	)*	—	—		(144,925)	(1.1)	649,433
Livestock	41,020	0.3	(50)	(0.0	)*	—	—		—	—	40,970
Energy	54,905	0.4	(10,646)	(0.1)		—	—		(12,190)	(0.1)	32,069

Totals	$1,411,808	10.3	$(60,192)	(0.4)		$45,638	0.4		$(187,254)	(1.5)	$1,210,000

*	Due to rounding

Series A average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	27	26	$149,110	$151,417

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	389	79
Financial	674	183
Food & Fiber	98	38
Indices	219	280
Metals	163	80
Livestock	32	23
Energy	109	242

Totals	1,711	951

*	Based on quarterly holdings

Series A average* monthly contract volume by market sector as of quarter ended September 30, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	32	23	$92,961	$48,205

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	242	59
Financial	398	275
Food & Fiber	60	14
Indices	386	126
Metals	177	13
Livestock	23	3
Energy	81	177

Totals	1,399	690

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(132,628)	$37,751	$(94,877)
Currency	(400,532)	33,714	(366,818)
Financial	1,428,380	(109,352)	1,319,028
Food & Fiber	(203,933)	84,337	(119,596)
Indices	(74,482)	(161,479)	(235,961)
Metals	1,264,940	210,610	1,475,550
Livestock	(106,470)	5,770	(100,700)
Energy	(499,697)	710,779	211,082

Total net trading gains	$1,275,578	$812,130	$2,087,708

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$26,624	$(40,161)	$(13,537)
Currency	(224,113)	(140,009)	(364,122)
Financial	1,660,487	(59,911)	1,600,576
Food & Fiber	(313,000)	32,614	(280,386)
Indices	(558,303)	(109,231)	(667,534)
Metals	2,738,595	(611,727)	2,126,868
Livestock	(76,910)	(36,820)	(113,730)
Energy	(62,801)	596,370	533,569

Total net trading gains (losses)	$3,190,579	$(368,875)	$2,821,704

	For the Three Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$76,378	$90,257	$166,635
Currency	243,735	102,203	345,938
Financial	129,081	(193,462)	(64,381)
Food & Fiber	(50,738)	103,586	52,848
Indices	(93,141)	56,057	(37,084)
Metals	(18,223)	897,278	879,055
Livestock	1,430	8,290	9,720
Energy	(303,134)	131,501	(171,633)

Total net trading gains (losses)	$(14,612)	$1,195,710	$1,181,098

	For the Nine Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$52,845	$83,984	$136,829
Currency	68,640	172,156	240,796
Financial	533,364	3,178	536,542
Food & Fiber	(104,740)	83,617	(21,123)
Indices	(89,499)	16,415	(73,084)
Metals	294,098	1,555,501	1,849,599
Livestock	(16,220)	6,260	(9,960)
Energy	(445,774)	138,152	(307,622)

Total net trading gains	$292,714	$2,059,263	$2,351,977

Superfund Gold, L.P. - Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2011 and December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2011	Liability Derivatives at September 30, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$162,075	$—	$162,075

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(117,881)	(117,881)

Futures contracts	Futures contracts purchased & futures contacts sold	1,067,478	(164,654)	902,824

Totals		$1,229,553	$(282,535)	$947,018

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$128,830	$—	$128,830

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(22,603)	(22,603)

Futures contracts	Futures contracts purchased & futures contacts sold	1,560,975	(205,961)	1,355,014

Totals		$1,689,805	$(228,564)	$1,461,241

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(123,078)	$40,502

Futures contracts	Net realized gain on futures and forward contracts	1,109,314	829,763

Total		$986,236	$870,265

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$66,261	$(62,032)

Futures contracts	Net realized gain (loss) on futures and forward contracts	3,154,175	(452,191)

Total		$3,220,436	$(514,223)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain on futures and forward contracts	$93,050	$110,722

Futures contracts	Net realized gain on futures and forward contracts	48,465	979,139

Total		$141,515	$1,089,861

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income

Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(249,138)	$173,244

Futures contracts	Net realized gain on futures and forward contracts	323,767	2,516,102

Total		$74,629	$2,689,346

Superfund Gold, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of September 30, 2011 and December 31, 2010:

	As of September 30, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$3,563	0.0	*	$(110,419)	(0.9)	$158,512	1.4	$(7,462)	(0.1)	$44,194
Currency	—	—		(31,313)	(0.3)	115,111	1.0	—	—	83,798
Financial	23,224	0.2		(104,990)	(0.9)	80,183	0.7	(12,572)	(0.1)	(14,155)
Food & Fiber	—	—		(19,970)	(0.2)	139,849	1.2	(650)	(0.0)*	119,229
Indices	—	—		(46,208)	(0.4)	23,968	0.2	(33,205)	(0.3)	(55,445)
Metals	10,613	0.1		—	—	132,314	1.1	—	—	142,927
Livestock	3,990	0.0	*	—	—	—	—	—	—	3,990
Energy	—	—		—	—	622,480	5.3	—	—	622,480

Totals	$41,390	0.3		$(312,900)	(2.7)	$1,272,417	10.9	$(53,889)	(0.5)	$947,018

*	Due to rounding

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$109,470	0.9	$(9,684)	(0.1)		$19,361	0.1		$(12,920)	(0.1)	$106,227
Currency	275,775	2.1	—	—		30,619	0.3		(11,175)	(0.1)	295,219
Financial	77,154	0.6	(4,683)	(0.0	)*	5,005	0.0	*	(16,742)	(0.1)	60,734
Food & Fiber	112,988	0.9	(519)	(0.0	)*	—	—		—	—	112,469
Indices	122,557	0.9	(55,116)	(0.4)		14,335	0.1		—	—	81,776
Metals	918,124	7.1	(3,319)	(0.0	)*	—	—		(209,213)	(1.6)	705,592
Livestock	51,590	0.4	(100)	(0.0	)*	—	—		—	—	51,490
Energy	79,714	0.6	(13,190)	(0.1)		—	—		(18,790)	(0.1)	47,734

Totals	$1,747,372	13.5	$(86,611)	(0.6)		$69,320	0.5		$(268,840)	(2.0)	$1,461,241

*	Due to rounding

Series B average* monthly contract volume by market sector for quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	27	27	$153,878	$153,295

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	394	84
Financial	731	207
Food & Fiber	102	39
Indices	234	281
Metals	148	81
Livestock	32	23
Energy	109	247

Totals	1,777	989

*	Based on quarterly holdings

Series B average* monthly contract volume by market sector for quarter ended September 30, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions

Foreign Exchange	43	36	$176,264	$121,603

	Average Number of Long Contracts	Average Number of Short Contracts

Currency	298	88
Financial	643	291
Food & Fiber	101	15
Indices	592	213
Metals	197	15
Livestock	34	5
Energy	106	220

Totals	2,014	883

*	Based on quarterly holdings

Series B trading results by market sector:

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(123,078)	$40,502	$(82,576)
Currency	(390,910)	22,380	(368,530)
Financial	1,515,500	(125,216)	1,390,284
Food & Fiber	(202,131)	81,002	(121,129)
Indices	(129,210)	(160,619)	(289,829)
Metals	930,787	289,236	1,220,023
Livestock	(104,730)	5,750	(98,980)
Energy	(509,992)	717,230	207,238

Total net trading gains	$986,236	$870,265	$1,856,501

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$66,261	$(62,032)	$4,229
Currency	(106,291)	(211,420)	(317,711)
Financial	1,697,167	(74,890)	1,622,277
Food & Fiber	(331,748)	6,760	(324,988)
Indices	(571,372)	(137,220)	(708,592)
Metals	2,371,464	(562,667)	1,808,797
Livestock	(70,780)	(47,500)	(118,280)
Energy	165,735	574,746	740,481

Total net trading gains (losses)	$3,220,436	$(514,223)	$2,706,213

	For the Three Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$93,050	$110,722	$203,772
Currency	424,317	84,057	508,374
Financial	354,676	(432,918)	(78,242)
Food & Fiber	(61,646)	165,349	103,703
Indices	(246,604)	140,239	(106,365)
Metals	79,500	811,000	890,500
Livestock	(5,890)	14,180	8,290
Energy	(495,888)	197,232	(298,656)

Total net trading gains	$141,515	$1,089,861	$1,231,376

	For the Nine Months Ended September 30, 2010
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(249,138)	$173,244	$(75,894)
Currency	(111,419)	284,758	173,339
Financial	1,454,247	57,687	1,511,934
Food & Fiber	(183,767)	36,302	(147,465)
Indices	(222,820)	(182,340)	(405,160)
Metals	248,524	2,159,920	2,408,444
Livestock	(67,400)	15,240	(52,160)
Energy	(793,598)	144,535	(649,063)

Total net trading gains	$74,629	$2,689,346	$2,763,975